Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss - Net cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	$ 9,299	$ 6,736	$ 2,179
Net interest	11,121	9,306	4,242
Labor cost of past services	1,806	5,240	1,947
Net Cost for the period	22,226	$ 21,282	$ 8,368
Retirement benefits [Member]
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	4,842
Net interest	6,252
Labor cost of past services	0
Net Cost for the period	11,094
Termination benefits [Member]
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	4,457
Net interest	4,869
Labor cost of past services	1,806
Net Cost for the period	$ 11,132